Description of Business	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business
1.	DESCRIPTION OF BUSINESS
Helius Medical Technologies, Inc. (“we” or the “Company”), is a neurotech company focused on neurological wellness. The Company’s purpose is to develop, license or acquire unique and non-invasive
technologies targeted at reducing symptoms of neurological disease or trauma.
The Company’s first product, known as the Portable Neuromodulation Stimulator (“PoNS
TM
”), is authorized for sale in Canada as a class II,
non-implantable
medical device intended as a short term treatment (14 weeks) of gait deficit due to mild and moderate symptoms from multiple sclerosis (“MS”,) and chronic balance deficit due to mild-to-moderate
traumatic brain injury (“mmTBI”) and is to be used in conjunction with physical therapy (“PoNS Treatment
TM
”). It is an investigational medical device in the United States, the European Union (“EU”), and Australia (“AUS”). The device is currently under review for de novo classification and clearance by the U.S. Food and Drug Administration (the “FDA”) as a potential treatment for gait deficit due to symptoms of MS. It is also under premarket review by the AUS Therapeutic Goods Administration. PoNS Treatment
™
is not currently commercially available in the United States, the European Union or Australia.
The Company was incorporated in British Columbia, Canada on March 13, 2014. On May 28, 2014, we were reincorporated from British Columbia to the State of Wyoming, and on July 20, 2018, we were reincorporated from the State of Wyoming to the State of Delaware. We are headquartered in Newtown, Pennsylvania. On December 21, 2018, the Company’s wholly owned subsidiary, NeuroHabilitation Corporation, changed its name to Helius Medical, Inc (“HMI”). On January 31, 2019, the Company formed another wholly owned subsidiary, Helius NeuroRehab, Inc., (“HNR”), a Delaware corporation. On October 10, 2019, the Company formed Helius Canada Acquisition Ltd. (“HCA”), a company incorporated under the federal laws of Canada and a wholly owned subsidiary of Helius Medical Technologies (Canada), Inc. (“HMC”), a company incorporated under the federal laws of Canada, which acquired Heuro Canada, Inc. (“Heuro”) from Health Tech Connex Inc. (“HTC”) on October 30, 2019.
2020 Reverse Stock Split
Effective after the close of business on December 31, 2020, the Company completed a 1-for-35 reverse stock split of its common stock (“2020 Reverse Stock Split”). The 2020 Reverse Stock Split did not change the par value of the Company’s common stock or the number of common or preferred shares authorized by the Company’s Certificate of Incorporation. All share and per-share amounts have been retrospectively adjusted to reflect the 2020 Reverse Stock Split for all periods presented.
Going Concern Uncertainty
As of September 30, 2020, the Company had cash of $2.7 million. For the nine months ended September 30, 2020, the Company had an operating loss of $11.4 million, and as of September 30, 2020, its accumulated deficit was $116.4 million. For the nine months ended September 30, 2020, the Company had $0.5 million of revenue from the commercial sale of products or services. The Company expects to continue to incur operating losses and net cash outflows until such time as it generates a level of revenue to support its cost structure. There is no assurance that the Company will achieve profitable operations, and, if achieved, whether it will be sustained on a continued basis. These factors indicate substantial doubt about the Company’s ability to continue as a going concern within one year after the date the financial statements are filed. The Company’s condensed consolidated financial statements have been prepared on the basis of continuity of operations, realization of assets and satisfaction of liabilities in the ordinary course of business; no adjustments have been made relating to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company not continue as a going concern.
The Company intends to fund ongoing activities by utilizing its current cash on hand, cash received from the sale of its PoNS
™
device in Canada and by raising additional capital through equity or debt financings. As discussed further in Note 8, on October 26, 2020, the Company closed a private placement and received net proceeds of approximately $3.2 million. There can be no assurance that the Company will be successful in raising that additional capital or that such capital, if available, will be on terms that are acceptable to the Company. If the Company is unable to raise sufficient additional capital, the Company may be compelled to reduce the scope of its operations and planned capital expenditures.

Risks and Uncertainties
COVID-19
On March 11, 2020, the World Health Organization declared the outbreak of a novel coronavirus
(“COVID-19”)
as a global pandemic, which continues to spread throughout the United States and around the world. The Company’s business, results of operations and financial condition have been and may continue to be adversely impacted by the
COVID-19
pandemic and global economic conditions. The outbreak and spread of
COVID-19
has significantly increased economic uncertainty. Authorities implemented numerous measures to try to contain
COVID-19,
such as travel bans and restrictions, quarantines, shelter in place orders, and business shutdowns. The
COVID-19
pandemic initially led to the closure of PoNS Authorized clinic locations across Canada. While all clinics have re-opened,
they are all currently operating at reduced capacity, and patients have been and may continue to be less willing to return to these clinics, impacting our commercial activities and our customer engagement efforts. In addition, the resurgence of COVID-19 cases across Canada in the fourth quarter of 2020 has led to further restrictions on clinic activities. Moreover, the Company’s ability to conduct its ongoing clinical experience programs in Canada has been and may continue to be impaired due to trial participants’ attendance being adversely affected by
COVID-19,
leading to further delays in the development and approval of the Company’s product candidate. In addition, the
COVID-19
pandemic has and may continue to cause delays in the Company’s suppliers’ ability to ship materials that the Company relies upon, and disruptions in business or governmental operations due to
COVID-19
may delay the timing for the submission and approval of the Company’s marketing applications with regulatory agencies. Further, the economic impact of the
COVID-19
pandemic could affect the Company’s ability to access the public markets and obtain necessary capital in order to properly capitalize and continue its operations.
The extent to which the
COVID-19
pandemic will continue to impact the Company’s business, results of operations and financial condition will depend on future developments, which are highly uncertain and cannot be predicted. The Company does not know yet the full extent of the impact of
COVID-19
on its business, operations or the global economy as a whole.
Nasdaq Delisting
On March 23, 2020, the Company received a letter (the “Notice”) from the Listing Qualifications staff of Nasdaq indicating that, based on the closing bid price of the Company’s Class A common stock (the “common stock”) for the 30 consecutive business days preceding the Notice, the Company no longer meets the requirement to maintain a minimum bid price of $1.00 per share, as set forth in Nasdaq Listing Rule 5550(a)(2) (the “Minimum Bid Price Requirement”). The Notice did not result in the immediate delisting of the Company’s common stock from Nasdaq. In accordance with Nasdaq Listing Rule 5810(c)(3)(A), the Company was provided a period of 180 calendar days in which to regain compliance.
On April 17, 2020, the Company received a second letter (the “Second Notice”) for the Listing Qualifications staff of Nasdaq stating that the
180-day
period to regain compliance with the Minimum Bid Price Requirement has been extended due to the global market impact caused by
COVID-19.
More specifically, Nasdaq has stated that compliance periods were suspended from April 16, 2020 until June 30, 2020. On July 1, 2020, companies received the balance of any pending compliance period to regain compliance with the Minimum Bid Price Requirement. As a result of this extension, the Company was given to until December 3, 2020 to regain compliance with the Minimum Bid Price Requirement.
On December 4, 2020, the Company received notice from the Listing Qualifications staff of Nasdaq indicating that the Company was not eligible for an additional 180 day extension to meet the Minimum Bid Price Requirement. As a result, the Staff determined that the Company’s securities would be subject to delisting unless the Company timely requests a hearing before the Panel. The Company timely submitted a request for a hearing before the Panel, which request stayed any suspension or delisting action by Nasdaq at least until the hearing process concludes and an extension granted by the Panel expires. An oral hearing has been scheduled for early 2021 (See Note 8).

1.	DESCRIPTION OF BUSINESS
Helius Medical Technologies, Inc. (the “Company”), is neurotech company focused on neurological wellness. The Company’s purpose is to develop, license and acquire unique and non-invasive
technologies targeted at reducing symptoms of neurological disease or trauma.
The Company’s first product, known as the Portable Neuromodulation Stimulator (“PoNS
TM
”), is an active, therapeutic, class II medical device authorized for sale in Canada intended as a short term treatment (14 weeks) of chronic balance deficit due to mild-to-moderate
traumatic brain injury (“mmTBI”) and is to be used in conjunction with therapeutic activities (“PoNS Treatment
TM
”). It is an investigational medical device in the United States, the European Union (“EU”), and Australia (“AUS”), and it is currently under review for clearance by the AUS Therapeutic Goods Administration. PoNS Treatment
™
is not currently commercially available in the United States, the European Union or Australia.
On December 21, 2018, the Company’s wholly owned subsidiary, NeuroHabilitation Corporation, changed its name to Helius Medical, Inc (“HMI”). On January 31, 2019, the Company formed another wholly owned subsidiary, Helius NeuroRehab, Inc., (“HNR”), a Delaware corporation, which will operate a commercial site for the delivery of PoNS Treatment to patients with balance and gait disorders upon FDA clearance
.
On October 10, 2019, the Company formed Helius Canada Acquisition Ltd. (“HCA”), a company incorporated under the federal laws of Canada and a wholly owned subsidiary of Helius Medical Technologies (Canada), Inc. (“HMC”), a company incorporated under the federal laws of Canada, which acquired Heuro Canada, Inc. (“Heuro”) from Health Tech Connex Inc. (“HTC”) on October 30, 2019 (see Note 2).
The Company’s wholly owned subsidiaries are comprised of HMI, HMC, HCA and HNR.
The Company was incorporated in British Columbia, Canada, on March 13, 2014. On May 28, 2014, the Company completed a continuation via a plan of arrangement whereby the Company moved from being a corporation governed by the British Columbia Corporations Act to a corporation governed by the Wyoming Business Corporations Act. On July 20, 2018, the Company completed its reincorporation from Wyoming to the state of Delaware. The Company is headquartered in Newtown, Pennsylvania.
The Company’s Class A common stock, par value $0.001 per share (“common stock”) is listed on the Nasdaq Capital Market (“Nasdaq”) and the Toronto Stock Exchange (the “TSX”). The common stock began trading on the Canadian Securities Exchange on June 23, 2014, under the ticker symbol “HSM” and the trading was subsequently transferred to the TSX on April 18, 2016. On April 11, 2018, the common stock began trading on Nasdaq under the ticker symbol “HSDT” after having traded on the OTCQB in the United States under the ticker symbol “HSDT” since February 10, 2015.
2018
Reverse Stock Split
Effective after the close of business on January 22, 2018, the Company completed a
1-for-5
reverse stock split of its common stock.
All share and per share amounts

herein have been reflected on a post-split basis.
2020 Reverse Stock Split
Effective after the close of business on December 31, 2020, the Company completed a 1-for-35 reverse stock split of its common stock (“2020 Reverse Stock Split”). The 2020 Reverse Stock Split did not change the par value of the Company’s common stock or the number of common or preferred shares authorized by the Company’s Certificate of Incorporation. All share and per-share amounts have been retrospectively adjusted to reflect the 2020 Reverse Stock Split for all periods presented.
Going Concern Uncertainty
As of December 31, 2019, the Company had cash of $5.5 million. For the year ended December 31, 2019, the Company incurred a net loss of $9.8 million and, as of December 31, 2019, its accumulated deficit was $104.8 million. For the year ended December 31, 2019, the Company had $1.5 million of revenue from the commercial sale of products or services. The Company expects to continue to incur operating losses and net cash outflows until it generates a level of revenue to support its cost structure. There is no assurance that the Company will achieve profitable operations, and, if achieved, whether it will be sustained on a continued basis. These factors raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date of the financial statements are filed. The Company’s consolidated financial statements have been prepared on the basis of continuity of operations, realization of assets and satisfaction of liabilities in the ordinary course of business.
The Company intends to fund ongoing activities by utilizing its current cash on hand, cash received from the sale of its PoNS device in Canada and by raising additional capital through equity or debt financings. There can be no assurance that the Company will be successful in raising that additional capital or that such capital, if available, will be on terms that are acceptable to the Company. If the Company is unable to raise sufficient additional capital, the Company may be compelled to reduce the scope of its operations and planned capital expenditures.